Long-term Debt - Additional Information (Detail) - USD ($)				6 Months Ended
	Apr. 25, 2023	Apr. 07, 2023	Mar. 10, 2023	Jun. 30, 2023	Jun. 30, 2022
Debt Instrument [Line Items]
Bank loan interest expense				$ 1,271,409	$ 362,365
Loan repayments				$ 70,438,500	$ 2,402,000
Weighted average debt interest rate				7.55%	1.45%
Term Loan A [Member]
Debt Instrument [Line Items]
Loan repayments			$ 23,200,000
Term Loan B and C [Member]
Debt Instrument [Line Items]
Loan repayments				$ 1,400,000
Term Loan C [Member]
Debt Instrument [Line Items]
Loan repayments		$ 30,000,000
Term Loan B [Member]
Debt Instrument [Line Items]
Loan repayments	$ 15,900,000